STATEMENT OF OTHER COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accumulated unrealized gain (loss) from available-for-sale securities	$ 468	$ 288	$ (396)
Accumulated currency translation adjustments	(1,284)	(7,309)	(11,895)
Accumulated unrealized gain (loss) from derivative instruments	0	(74)	(4)
Accumulated other comprehensive loss	$ (816)	$ (7,095)	$ (12,295)